Lease liabilities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Lease liabilities
Balance Beginning of period	$ 1,836	$ 1,897
Repayments	(289)	(241)
Foreign exchange	58	80
Interest and accretion expense	71	100
Balance End of period	1,676	1,836
Less: Current portion	312	199	$ 259
Long-term portion	$ 1,364	$ 1,637	$ 2,126